Group statement of changes in equity - USD ($) $ in Millions		Total		Share Capital And Capital Reserve [Member]	Treasury shares [member]		Reserve of exchange differences on translation [member]	Total Reserve Of Available-For-Sale Securities And Cash Flow Hedges [Member]	Retained earnings [member]		Equity attributable to owners of parent [member]		Non-controlling interests, hybrid bonds [Member]		Non-controlling interests, other interest [Member]
Equity outstanding, beginning of period at Dec. 31, 2022	[1]	$ 82,990		$ 47,873	$ (12,153)		$ (2,643)	$ (256)	$ 34,732		$ 67,553		$ 13,390		$ 2,047
Profit (loss) for the year		15,880	[1]	0					15,239	[1]	15,239	[1]	586	[1]	55	[1]
Other comprehensive income	[1]	(511)					728	431	(1,696)		(537)				26
Total comprehensive income	[1]	15,369					728	431	13,543		14,702		586		81
Dividends	[1],[2]	(5,234)							(4,831)		(4,831)				(403)
Cash flow hedges transferred to the balance sheet, net of tax	[1]	1						1			1
Repurchase of ordinary share capital	[1]	(8,167)							(8,167)		(8,167)
Share-based payments, net of tax	[1]	669		140	830				(301)		669
Share of equity-accounted entities’ changes in equity, net of tax		1	[1]						1	[1]	1	[1]	0
Issue of perpetual hybrid bonds	[1]	175							(1)		(1)		176
Payments on issue of perpetual hybrid bonds	[1]	(591)					(5)				(5)		(586)
Transactions involving non-controlling interests, net of tax		282	[1]						363	[1]	363	[1]	0		(81)	[1]
Equity outstanding, end of period at Dec. 31, 2023	[1]	85,493		48,013	(11,323)		(1,920)	174	35,339		70,283		13,566		1,644
Profit (loss) for the year		1,229	[1]	0					381	[1]	381	[1]	641	[1]	207	[1]
Other comprehensive income	[1]	(461)					(276)	(452)	354		(374)				(87)
Total comprehensive income	[1]	768					(276)	(452)	735		7		641		120
Dividends	[1],[2]	(5,393)							(5,018)		(5,018)				(375)
Cash flow hedges transferred to the balance sheet, net of tax	[1]	10						10			10
Repurchase of ordinary share capital		(7,302)	[1]	0					(7,302)	[1]	(7,302)	[1]
Share-based payments, net of tax	[1]	1,083		216	2,293				(1,426)		1,083
Issue of perpetual hybrid bonds	[1]	4,330							(22)		(22)		4,352
Redemption of perpetual hybrid bonds, net of tax	[1]	(1,291)							9		9		(1,300)
Payments on issue of perpetual hybrid bonds	[1]	(610)					0				0		(610)
Transactions involving non-controlling interests, net of tax	[1]	1,250							216		216				1,034
Equity outstanding, end of period at Dec. 31, 2024	[1]	78,318		48,229	(9,030)		(2,196)	(288)	22,531		59,246		16,649		2,423
Profit (loss) for the year		1,295	[1]	0					55	[1]	55	[1]	799	[1]	441	[1]
Other comprehensive income	[1]	1,932					1,804	183	(170)		1,817				115
Total comprehensive income	[1]	3,227					1,804	183	(115)		1,872		799		556
Dividends	[1],[2]	(5,611)							(5,087)		(5,087)				(524)
Cash flow hedges transferred to the balance sheet, net of tax	[1]	6						6			6
Repurchase of ordinary share capital		(4,012)	[1]	0	(3,558)	[1]			(454)	[1]	(4,012)	[1]
Share-based payments, net of tax	[1]	1,112		35	3,917				(2,840)		1,112
Share of equity-accounted entities’ changes in equity, net of tax	[1]	1							1		1
Issue of perpetual hybrid bonds	[1]	500							0		0		500
Redemption of perpetual hybrid bonds, net of tax	[1]	(1,200)							0		0		(1,200)
Payments on issue of perpetual hybrid bonds	[1]	(802)					(9)				(9)		(793)
Transactions involving non-controlling interests, net of tax	[1]	2,473							(65)		(65)				2,538
Equity outstanding, end of period at Dec. 31, 2025	[1]	$ 74,000		$ 48,264	$ (8,671)		$ (401)	$ (111)	$ 13,971		$ 53,052		$ 15,955		$ 4,993

[1]	See Note 32 for further information.
[2]	See Note 10 for further information.